Other disclosures - Equivalent Euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	€ 210,689	€ 153,839	€ 101,067	€ 113,663
Financial assets held for trading	116,953	114,945	108,230
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,486	4,911
Other financial assets at fair value through profit or loss	15,957	48,717	62,069
Financial assets designated at fair value through other comprehensive income	108,038	120,953	125,708
Financial assets at amortised cost	1,037,898	958,378	995,482
Investments	7,525	7,622	8,772	€ 7,588
Tangible assets	33,321	32,735	35,235
Intangible assets	16,584	15,908	27,687
Other	8,595	11,070	10,138
TOTAL ASSETS	1,595,835	1,508,250	1,522,695
Liabilities
Financial liabilities held for trading	79,469	81,167	77,139
Other financial liabilities at fair value through profit or loss	32,733	48,038	60,995
Financial liabilities at amortized cost	1,349,169	1,248,188	1,230,745
Liabilities under insurance contracts	770	910	739
Other	12,698	12,336	12,792
TOTAL LIABILITIES	1,498,782	1,416,928	1,412,036
Non-Euro
ASSETS
Cash and cash equivalents	105,457	76,882	65,205
Financial assets held for trading	65,345	66,448	60,526
Non-trading financial assets mandatorily at fair value through profit or loss	2,460	2,248	2,611
Other financial assets at fair value through profit or loss	1,230	24,015	25,938
Financial assets designated at fair value through other comprehensive income	78,086	79,688	76,402
Financial assets at amortised cost	680,774	610,152	656,564
Investments	1,666	1,671	1,355
Tangible assets	22,350	21,617	24,662
Intangible assets	10,066	9,609	21,942
Other	22,631	26,433	25,410
TOTAL ASSETS	990,065	918,763	960,615
Liabilities
Financial liabilities held for trading	49,314	50,494	45,262
Other financial liabilities at fair value through profit or loss	9,103	18,347	29,593
Financial liabilities at amortized cost	796,395	726,516	752,188
Liabilities under insurance contracts	10	13	13
Other	20,420	22,801	23,428
TOTAL LIABILITIES	€ 875,242	€ 818,171	€ 850,484